SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Six Months Ended June 30, 2026
	Cyber Security	IoT	e-Gov	Total
	($)	($)	($)	($)
Revenues	611	15,067	22	15,700
Cost of Revenue	112	5,853	50	6,015
Gross Profit	499	9,214	(28)	9,685
Employee-related operating expenses (1)	281	3,597	92	3,970
Other segment items expenses (2)	190	3,374	66	3,629

Operating Income (loss)	28	2,243	(186)	2,085
Financial income (expense)	(19)	(726)	2	(743)
Income tax benefits	-	1,090	-	1,090

Net Income (loss)	9	2,607	(184)	2,432

	Six Months Ended June 30, 2025
	Cyber Security	IoT	e-Gov	Total
	($)	($)	($)	($)
Revenues	393	12,244	1,551	14,188
Cost of Revenue	100	4,775	635	5,510
Gross Profit	293	7,469	916	8,678
Employee-related operating expenses (1)	244	2,337	116	2,697
Other segment items expenses (2)	153	3,428	82	3,663

Operating Income (loss)	(104)	1,704	718	2,318
Financial income (expense)	(47)	2,899	151	3,002
Tax expenses (benefit)	-	-	-	-

Net Income (loss)	(151)	4,602	869	5,320

(1)	Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced Labor costs excluding amounts included in cost of revenues.

(2)	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, marketing expenses, finance and legal expenses, travel expenses, subcontractors’ costs, software and subscription costs, overhead expenses and restructuring and related charges.

Schedule of external customer revenues by geographic area
	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	($)	($)

Africa	-	1,011
European countries	9,409	4,045
United States	3,756	3,415
Israel	2,518	5,703
APAC	17	14
	15,700	14,188